Debt - Schedule of Long-Term Debt (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Long-Term Debt [Line Items]
Total Long Term Debt	$ 3,571
Less: current portion of long-term debt	(1,247)
Long-term debt, net of current portion	3,572
Related Party [Member]
Schedule of Long-Term Debt [Line Items]
Long-term debt, net of current portion	2,325
Operating Funds Loan [Member]
Schedule of Long-Term Debt [Line Items]
Borrowing Limit	389
Total Long Term Debt	$ 209
Individual cash loan [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	2027
Interest Rate	1.00%
Borrowing Limit	$ 550
Total Long Term Debt	549
Working Capital Loans [Member]
Schedule of Long-Term Debt [Line Items]
Borrowing Limit	636
Total Long Term Debt	421
Facility Loans [Member]
Schedule of Long-Term Debt [Line Items]
Borrowing Limit	2,630
Total Long Term Debt	$ 2,376
Long-Term Related Party [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	2028
Interest Rate
Borrowing Limit	$ 16
Total Long Term Debt	$ 16
Minimum [Member] | Operating Funds Loan [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	2026
Interest Rate	2.87%
Minimum [Member] | Working Capital Loans [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	2027
Interest Rate	1.43%
Minimum [Member] | Facility Loans [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	2027
Interest Rate	1.50%
Maximum [Member] | Operating Funds Loan [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	2028
Interest Rate	12.00%
Maximum [Member] | Working Capital Loans [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	2029
Interest Rate	4.52%
Maximum [Member] | Facility Loans [Member]
Schedule of Long-Term Debt [Line Items]
Maturity	2033
Interest Rate	9.50%